STOCK-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2014
STOCK-BASED COMPENSATION
Stock option activity

	Three Months Ended March 31, 2014			Three Months Ended March 31, 2013
	Number of Stock Options	Weighted Average Exercise Price		Number of Stock Options	Weighted Average Exercise Price
Outstanding, beginning of period	11,283,535	C$	56.02	10,587,126	C$	56.60
Granted	3,180,000		28.04	2,803,000		52.13
Exercised	(78,475)		28.03	(212,500)		37.06
Forfeited	(146,500)		50.80	(156,500)		61.88
Expired	(1,702,650)		62.77	(1,294,635)		54.44

Outstanding, end of period	12,535,910	C$	48.24	11,726,491	C$	56.05

Options exercisable, end of period	8,102,660	C$	54.52	7,505,295	C$	59.41

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	Three Months Ended March 31,
	2014	2013
Risk-free interest rate	1.56%	1.49%
Expected life of stock options (in years)	2.6	2.7
Expected volatility of Agnico Eagle's share price	42.5%	35.0%
Expected dividend yield	3.83%	1.73%